INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Offsetting Assets [Line Items]
Investments	$ 6,941,083	$ 6,941,083		$ 5,691,084
Common stock value received		1,250,000
Impairment charges		$ 0
Investment company fee paid shares indirectly		2,830,189
Investment company fee paid indirectly		$ 600,000
Unrealized gain on marketable securities	390,566	390,566	$ (0)
Subscription Receivables [Member]
Offsetting Assets [Line Items]
Investments	$ 5,700,000	$ 5,700,000